COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Lease Commitments	$ 1,165,887	$ 1,309,474
Less Than 1 Year [Member]
Lease Commitments	246,648	268,532
1-3 years [Member]
Lease Commitments	501,452	752,235
3-5 years [Member]
Lease Commitments	$ 417,787	$ 288,707